Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Subsequent Events

NOTE 10 — SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date through the date the financial statements were issued. Based upon this review, except as disclosed below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

On April 5, 2023, the Company’s Sponsor advanced $200,000 to the Company under the Company’s $1.5 million promissory note issued March 7, 2023.

On April 6, 2023, and May 4, 2023 the Company deposited into the Trust Account $78,863 and $77,688, respectively, to extend the period of time to consummate a business combination each month.

On May 11, 2023, the Company, Conduit, and Merger Sub entered into a second amendment to the Merger Agreement to provide for (i) removal of the provision that indicates that no tax opinion would be delivered in connection with the closing, (ii) a closing obligation that that the Company either (a) be exempt from the provisions of Rule 419 promulgated under the Securities Act other than through its net tangible assets or (b) have at least $5,000,001 of net tangible assets either immediately prior to or upon consummation of the Merger, and (iii) extension of the outside date for the closing of the Merger from May 31, 2023, to February 7, 2024.

NOTE 10 — SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date through the date the financial statements were issued. Based upon this review, except as disclosed below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

Initially, the Company was required to complete an initial business combination transaction by 12 months from the consummation of initial public offering or up to 18 months if the Company extended the period of time to consummate a business combination in accordance with the Company’s Certificate of Incorporation. On January 26, 2023, at a special meeting of the Company’s stockholders (the “Special Meeting”), the Company’s stockholders approved a proposal to amend the Company’s certificate of incorporation to allow the Company to extend, at the Company’s election, the date by which the Company has to consummate a business combination up to 12 times, each such extension for an additional one month period, from February 7, 2023, to February 7, 2024. The Company’s stockholders also approved a related proposal to amend the trust agreement allowing the Company to deposit into the Trust Account, for each one-month extension, one-third of 1% of the funds remaining in the Trust Account following the redemptions made in connection with the approval of the extension proposal at the Special Meeting. At the Special Meeting the Company’s stockholders also approved a proposal to amend the Company’s certificate of incorporation to expand the methods that the Company may employ to not become subject to the “penny stock” rules of the SEC.

In connection with such proposals, the Company’s public stockholders had the right to redeem their shares for cash equal to their pro rata share of the aggregate amount on deposit in the Trust Account as of two days prior to such stockholder vote. The Company’s public stockholders holding 11,037,272 shares of Class A common stock (out of a total of 13,979,000 shares of Class A common stock) exercised their right to redeem such shares at a redemption price of approximately $10.33 per share. Approximately $114 million in cash was removed from the Trust Account to pay such stockholders and, accordingly, after giving effect to such redemptions, the balance in the Trust Account was approximately $23 million.

As a result of the approval of such proposals, the Company agreed to deposit into the Trust Account one-third of 1% of the funds then on deposit in the Trust Account for each month of the extension period, resulting in a monthly contribution of approximately $0.035 per share that was not redeemed in connection with the Special Meeting, or an aggregate of approximately $77,000 per month, and an aggregate of $924,000 if the date the Company has to consummate a business combination is extended 12 times, each assuming no interest is earned on the funds in the Trust Account.

On March 7, 2023, the Company entered into a $1.5 million promissory note with the Company’s Sponsor to fund the Trust Account and for the Company’s operating expenses. On March 7, 2023 the Company’s Sponsor advanced $300,000 and will provide additional funds as necessary under the promissory note. These loans are non-interest bearing, unsecured and will be repayable in full upon the earlier of (i) the date on which the Company consummates an initial business combination and (ii) the date that the Company’s winding up is effective.

Conduit Pharmaceuticals Ltd [Member]
Subsequent Events

12. Subsequent Events

Vela Option Agreement

In April 2023, the Conduit entered into an agreement with Vela which granted Vela the right, but not the obligation, to sell its 8% royalty interest in the Covid Asset back to Conduit. Vela paid a one-time, non-refundable option fee to Conduit of $0.5 million (£0.4 million). Total consideration payable to Vela upon exercise of the option is $4.8 million (£4.0 million) worth of MURF common stock, following the consummation of the Merger, at a price per share equal to the volume-weighted average price per share over the ten (10) business days prior to the date of the notice of exercise. The option contains a provision stating that in no event shall the price per share for the consideration shares be lower than $5 or higher than $15. The option is exercisable in whole at any time from the close of the Merger (the “Effective Time”) until the earlier of (i) the date that is six (6) months from the Effective Time, and (ii) February 7, 2024, the expiration date of the term.

Conduit Pharmaceuticals Limited [Member]
Subsequent Events

12. Subsequent Events

The Company has evaluated all events occurring through May 12, 2023, the date on which the financial statements were available to be issued. The Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements, except for the ones described below.

Convertible Loan Note Instruments

As discussed in Note 10 – Related Party Transactions, during January and February 2023, under the terms of the 2022 Convertible Loan Note Instrument, the Company issued convertible notes payable with an aggregate principal amount of $0.5 million (£0.4 million) to the CEO of Corvus.

During January and February 2023, under the terms of the 2022 Convertible Loan Note Instrument, the Company issued convertible notes payable with an aggregate principal amount of $1.3 million (£1.1 million) to non-related third parties.

During March 2023, the Company issued promissory convertible notes payable with an aggregate principal amount of $0.8 million to a non-related third party. The note matures and is payable in full 18 months from the date of the note. The note carries 20% interest and is payable every six months from the date of the note until the maturity date. The note is subject to conversion into shares of the Company’s common stock prior to the consummation of the Business Combination, which shares will then convert into MURF common stock. The Company notes that this issuance was outside of the terms of the 2022 Convertible Loan Note Instrument.

Vela Option Agreement

On April 2023, the Company entered into an agreement with Vela which granted Vela the right, but not the obligation, to sell its 8% royalty interest in the Covid Asset back to the Company. Vela paid a one-time, non-refundable option fee to the Company of $0.5 million (£0.4 million). Total consideration payable to Vela upon exercise is $4.8 million (£4.0 million) through the issuance of shares of the Company, following the consummation of the Merger at a price per share equal to the volume-weighted average price per share over the ten (10) business days prior to the date of the notice of the exercise of the Option. The option is exercisable in whole at any time from the close of the Merger (the “Effective Time”) until the earlier of (i) the date that is six (6) months from the Effective Time, and (ii) February 7, 2024, the expiration of the term.